Document and Entity Information	Apr. 22, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2026
Entity Registrant Name	QCR Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22208
Entity Tax Identification Number	42-1397595
Entity Address, Address Line One	3551 Seventh Street
Entity Address, City or Town	Moline
Entity Address State Or Province	IL
Entity Address, Postal Zip Code	61265
City Area Code	309
Local Phone Number	736-3584
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000906465
Amendment Flag	false